RELATED PARTY TRANSACTIONS - Fair value measurement and assumptions (Details) - Churchill Capital Corp IV	Jun. 30, 2021 Y $ / shares	Mar. 31, 2021 USD ($) Y $ / shares	Feb. 22, 2021 Y	Dec. 31, 2020 $ / shares	Jul. 30, 2020 $ / shares
Exercise price
Related Party Transaction [Line Items]
Derivative Liability, Measurement Input | $ / shares	11.50	11.50		11.50	11.50
Risk-free rate
Related Party Transaction [Line Items]
Derivative Liability, Measurement Input	0.88	0.97		0.50	0.34
Volatility
Related Party Transaction [Line Items]
Derivative Liability, Measurement Input	76.52	40		30	19.8
Dividend yield
Related Party Transaction [Line Items]
Derivative Liability, Measurement Input	0.0	0.0		0.0	0.0
Level 3 | Underlying warrant value
Related Party Transaction [Line Items]
Derivative Liability, Measurement Input	21.26	12.45	39.46
Level 3 | Exercise price
Related Party Transaction [Line Items]
Derivative Liability, Measurement Input	1.00	1.00	1.00
Level 3 | Holding period
Related Party Transaction [Line Items]
Derivative Liability, Measurement Input | Y	0.06	0.23	0.34
Level 3 | Risk-free rate
Related Party Transaction [Line Items]
Derivative Liability, Measurement Input	0.04	0.03	0.03
Level 3 | Volatility
Related Party Transaction [Line Items]
Derivative Liability, Measurement Input	125	125	125
Level 3 | Dividend yield
Related Party Transaction [Line Items]
Derivative Liability, Measurement Input	0.0	0.0	0.0